CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY - MXN ($) $ in Millions	Total Shareholders' Equity Attributable to the Parent	Capital	Share premium	Accumulated Reserves	Parent result for the period	Other reserves	Non-Controlling interest	Total
Equity at beginning of period at Dec. 31, 2017	$ 114,716	$ 8,086	$ 16,956	$ 70,559	$ 18,678	$ 437	$ 29	$ 114,745
Profit attributable to the Parent	19,353				19,353			19,353
Other changes in equity:
Transfer to Accumulated reserves				18,678	(18,678)
Dividends declared	(9,228)			(9,228)				(9,228)
Recognition of equity-settled share-based payments	40			40				40
Treasury shares	(434)			(434)				(434)
Paid interests on Subordinated Additional Tier I Capital Notes	(591)			(591)				(591)
Other changes in non-controlling interest							3	3
Other comprehensive income/(loss) for the year, net of income tax	(1,282)			157		(1,439)		(1,282)
Sale of Custody business, net of income tax	506			506				506
Acquisition of subsidiary	(225)			(225)				(225)
Changes in equity from Corporate Restructuring
Amounts recognized from merger of entities	83			83				83
Capitalization of Share premium and Accumulated reserves		17,574	$ (16,956)	(618)
Recognition of equity-settled share-based payments	336			319		17		336
Effect on sale of Brokerage House, net of income tax	(19)			(19)				(19)
Equity at end of period at Dec. 31, 2018	123,255	25,660		79,227	19,353	(985)	32	123,287
Profit attributable to the Parent	20,381				20,381			20,381
Other changes in equity:
Transfer to Accumulated reserves				19,353	(19,353)
Dividends declared	(10,293)			(10,293)				(10,293)
Treasury shares	217			217				217
Paid interests on Subordinated Additional Tier I Capital Notes	(595)			(595)				(595)
Other changes in non-controlling interest							8	8
Other comprehensive income/(loss) for the year, net of income tax	1,875			(1,153)		3,028		1,875
Changes in equity from Corporate Restructuring
Recognition of equity-settled share-based payments	(82)			(82)				(82)
Equity at end of period at Dec. 31, 2019	134,758	25,660		86,674	20,381	2,043	40	134,798
Profit attributable to the Parent	18,974				18,974			18,974
Other changes in equity:
Transfer to Accumulated reserves				20,381	(20,381)
Treasury shares	(58)			(58)				(58)
Paid interests on Subordinated Additional Tier I Capital Notes	(676)			(676)				(676)
Other changes in non-controlling interest							(3)	(3)
Other comprehensive income/(loss) for the year, net of income tax	760			(701)		1,461		760
Changes in equity from Corporate Restructuring
Recognition of equity-settled share-based payments	39			39				39
Equity at end of period at Dec. 31, 2020	$ 153,797	$ 25,660		$ 105,659	$ 18,974	$ 3,504	$ 37	$ 153,834